Schedule Of Derivatives Not Designated As Hedging, By Balance Sheet Location (Detail) (Other Long-Term Liabilites, USD $) In Millions, unless otherwise specified	Sep. 29, 2012 Interest Rate Swap Not Designated as Hedging Instrument	Oct. 01, 2011 Interest Rate Swap Not Designated as Hedging Instrument	Mar. 30, 2013 Interest rate swaps-2010 Swaps 2010 Swaps	Sep. 29, 2012 Interest rate swaps-2010 Swaps 2010 Swaps	Mar. 30, 2013 Interest rate swaps-2013 Swaps 2013 Swaps
Derivatives, Fair Value [Line Items]
2010 Swaps	$ 7	$ 8	$ 4	$ 7	$ 3